Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Additional Information - Condensed Financial Statements
29.	ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

The condensed financial statements of the Company have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investment in subsidiaries under the equity method of accounting. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investment in subsidiaries” and the profit of the subsidiaries is presented as “Equity in profit of subsidiaries” on the statement of operations.

These statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2013 and 2014, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements of the Group, if any.

Financial Information of Shanda Games Limited

Condensed Statements of Operations

	For the Years Ended December 31
	2012	2013	2014	2014
	RMB	RMB	RMB	US$ (Note 2(5))
Net revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Product development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(31,379)	(31,512)	(14,247)	(2,296)
Total operating expenses	(31,379)	(31,512)	(14,247)	(2,296)
Loss from operations	(31,379)	(31,512)	(14,247)	(2,296)
Interest income	28,128	19,641	42	7
Interest expense	(134,253)	(59,554)	(74,862)	(12,066)
Other income (expense), net	(45)	(11)	(7,346)	(1,185)
Income tax expense	—	—	—	—
Equity in profit of subsidiaries	1,902,941	1,659,324	1,136,886	183,235
Net income	1,765,392	1,587,888	1,040,473	167,695

Financial Information of Shanda Games Limited

Condensed Balance Sheets

	December 31,
	2013	2014	2014
	RMB	RMB	US$ (Note 2(5))
ASSETS
Current assets:
Cash and cash equivalents	19,138	4,033	650
Prepayments and other current assets	4,607	14,005	2,260
Other receivables due from related parties	2,376	593,469	95,650
Investment in subsidiaries	5,579,664	5,076,638	818,206
Total assets	5,605,785	5,688,146	916,766

LIABILITIES
Current liabilities:
Other payables and accruals	823	563	94
Other payables due to related parties	5,005,298	3,812,078	614,395
Dividends payable	4,704	1,585	255
Current liabilities	5,010,825	3,814,226	614,744
Long term liabilities:
Long term payables due to related parties within Shanda Games	—	260,000	41,904
Total liabilities	5,010,825	4,074,226	656,648

Shareholders’ Equity
Class A ordinary shares (US$0.01 par value, 16,000,000,000 shares authorized, 127,521,446 and 440,313,944 issued and outstanding as of December 31, 2013 and 2014, respectively)	9,523	32,367	5,217
Class B ordinary shares (US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 97,518,374 issued and outstanding as of December 31, 2013 and 2014, respectively)	29,896	7,127	1,149
Additional paid-in capital	9,491	15,381	2,479
Accumulated other comprehensive loss	(24,313)	(48,684)	(7,846)
Retained earnings	570,363	1,607,728	259,119
Total Shanda Games Limited shareholders’ equity	594,960	1,613,919	260,118
Total liabilities and shareholders’ equity	5,605,785	5,688,146	916,766

Financial Information of Shanda Games Limited

Condensed Statements of Cash Flows

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
				(Note 2(5))
Net cash generated by (used in) operating activities	4,796	(10,791)	(29,403)	(4,739)
Net cash generated by (used in) investing activities	(533,097)	1,235,427	1,044,261	168,304
Net cash generated by (used in) financing activities	629,821	(1,333,750)	(1,030,005)	(166,007)
Effect of foreign exchange rate changes on cash and cash equivalents	(141)	(2,254)	42	8
Net increase / (decrease) in cash and cash equivalents	101,379	(111,368)	(15,105)	(2,434)
Cash and cash equivalents, beginning of year	29,127	130,506	19,138	3,084
Cash and cash equivalents, end of year	130,506	19,138	4,033	650